Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.6%
Ambev SA	6,652	$16,317
B3 SA - Brasil Bolsa Balcao	20,131	49,100
BB Seguridade Participacoes SA	2,492	16,343
Centrais Eletricas Brasileiras SA	1,584	11,621
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,745	35,812
Engie Brasil Energia SA	784	5,628
Equatorial Energia SA	1,749	11,207
Localiza Rent a Car SA	2,844	21,362
Natura & Co. Holding SA(a)	768	1,406
NU Holdings Ltd./Cayman Islands, Class A(a)	11,047	132,675
PRIO SA(a)	2,881	19,620
Raia Drogasil SA	1,408	3,656
Telefonica Brasil SA	1,040	5,211
Ultrapar Participacoes SA	1,444	4,113
Vale SA	7,550	68,774
Vibra Energia SA	1,318	4,650
WEG SA	5,987	44,331
		451,826
Chile — 0.5%
Banco de Chile	55,091	8,105
Empresas Copec SA	796	5,469
Enel Americas SA	59,279	5,527
Enel Chile SA	132,454	9,603
Falabella SA	1,665	7,944
		36,648
China — 25.3%
AAC Technologies Holdings Inc.	1,500	6,937
Alibaba Group Holding Ltd.	25,700	365,912
Anhui Conch Cement Co. Ltd., Class A	800	2,571
Anhui Conch Cement Co. Ltd., Class H	3,000	7,796
ANTA Sports Products Ltd.	3,600	43,442
Autohome Inc., ADR	265	6,498
Changchun High-Tech Industry Group Co. Ltd., Class A	100	1,447
China Hongqiao Group Ltd.	6,500	11,550
China Life Insurance Co. Ltd., Class H	29,000	58,718
China Merchants Bank Co. Ltd., Class A	1,100	6,606
China Merchants Bank Co. Ltd., Class H	6,500	40,244
China Merchants Port Holdings Co. Ltd.	4,000	7,734
China Overseas Land & Investment Ltd.	4,000	6,683
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,617
China Pacific Insurance Group Co. Ltd., Class H	6,800	21,126
China Resources Beer Holdings Co. Ltd.	1,500	4,747
China Resources Gas Group Ltd.	3,100	8,231
China Resources Land Ltd.	3,000	9,718
China Resources Mixc Lifestyle Services Ltd.(b)	1,600	7,563
China Shenhua Energy Co. Ltd., Class H	3,500	14,751
China Yangtze Power Co. Ltd., Class A	3,200	13,401
Chow Tai Fook Jewellery Group Ltd.	5,200	7,382
Contemporary Amperex Technology Co. Ltd., Class A	700	24,140
CSPC Pharmaceutical Group Ltd.	12,000	12,355
East Money Information Co. Ltd., Class A	2,800	7,973
ENN Energy Holdings Ltd.	2,000	15,858
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,200	7,361
Fuyao Glass Industry Group Co. Ltd., Class H(b)	2,000	14,286
Giant Biogene Holding Co. Ltd.(b)	1,200	10,814
Guangdong Investment Ltd.	6,000	4,867
Haier Smart Home Co. Ltd., Class A	2,400	6,989
Haitian International Holdings Ltd.	3,000	7,294
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	13,145
Security	Shares	Value
China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	400	$1,675
Jiangsu Expressway Co. Ltd., Class H	8,000	10,184
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	600	4,537
Kuaishou Technology(a)(b)	6,900	46,383
Kunlun Energy Co. Ltd.	8,000	7,992
Kweichow Moutai Co. Ltd., Class A	300	63,071
Lenovo Group Ltd.	32,000	36,532
Li Ning Co. Ltd.	3,000	5,677
Longfor Group Holdings Ltd.(b)	3,000	3,726
LONGi Green Energy Technology Co. Ltd., Class A	1,800	3,580
Luxshare Precision Industry Co. Ltd., Class A	2,300	9,638
Luzhou Laojiao Co. Ltd., Class A	400	6,455
NetEase Inc.	4,500	108,802
New China Life Insurance Co. Ltd., Class H	1,300	5,287
Nongfu Spring Co. Ltd., Class H(b)	6,800	33,040
PDD Holdings Inc., ADR(a)	2,222	214,445
People's Insurance Co. Group of China Ltd. (The), Class H	15,000	9,784
PICC Property & Casualty Co. Ltd., Class H	18,000	34,202
Pop Mart International Group Ltd.(b)	2,000	55,896
Postal Savings Bank of China Co. Ltd., Class H(b)	18,000	11,672
Qifu Technology Inc.	428	17,591
SF Holding Co. Ltd., Class A	600	3,830
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	400	10,175
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	12,473
Shenzhou International Group Holdings Ltd.	1,000	7,232
Smoore International Holdings Ltd.(b)	3,000	7,369
Tencent Holdings Ltd.	6,100	384,560
TravelSky Technology Ltd., Class H	2,000	2,837
Vipshop Holdings Ltd., ADR	882	12,163
Wanhua Chemical Group Co. Ltd., Class A	700	5,241
Want Want China Holdings Ltd.	14,000	8,984
Wuliangye Yibin Co. Ltd., Class A	500	8,728
WuXi AppTec Co. Ltd., Class H(b)	1,000	8,714
Xinyi Solar Holdings Ltd.	8,000	2,402
Yadea Group Holdings Ltd.(b)	4,000	6,093
Yankuang Energy Group Co. Ltd., Class H	6,000	7,119
Yum China Holdings Inc.	517	22,567
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	5,644
Zhejiang Expressway Co. Ltd., Class H	6,000	4,747
Zhongsheng Group Holdings Ltd.	2,000	3,001
Zhuzhou CRRC Times Electric Co. Ltd., Class H	800	3,388
Zijin Mining Group Co. Ltd., Class H	14,000	31,120
ZTO Express Cayman Inc.	1,050	18,565
		2,052,877
Greece — 0.8%
Hellenic Telecommunications Organization SA	572	11,030
Jumbo SA	498	16,183
Metlen Energy & Metals SA	129	6,541
National Bank of Greece SA	1,868	22,244
OPAP SA	409	8,795
		64,793
India — 20.8%
ABB India Ltd.	175	12,225
Adani Power Ltd.(a)	1,191	7,572
Ambuja Cements Ltd.	650	4,208
APL Apollo Tubes Ltd.	472	9,997
Asian Paints Ltd.	1,265	33,422
Astral Ltd.	400	7,008
AU Small Finance Bank Ltd.(b)	1,120	9,084
Bajaj Auto Ltd.	149	14,996
Bajaj Holdings & Investment Ltd.	88	13,813

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Balkrishna Industries Ltd.	72	$2,084
Bharat Electronics Ltd.	10,908	49,130
Britannia Industries Ltd.	228	14,686
CG Power & Industrial Solutions Ltd.	2,162	17,378
Cipla Ltd.	986	16,912
Coal India Ltd.	4,588	21,331
Colgate-Palmolive India Ltd.	360	10,344
Cummins India Ltd.	425	16,249
Dabur India Ltd.	1,055	5,960
Divi's Laboratories Ltd.	156	12,071
Dixon Technologies India Ltd.	92	15,824
DLF Ltd.	1,320	12,326
Dr Reddy's Laboratories Ltd.	1,409	20,637
Eicher Motors Ltd.	416	25,963
GAIL India Ltd.	7,512	16,695
Havells India Ltd.	606	10,819
HCL Technologies Ltd.	2,845	54,457
HDFC Asset Management Co. Ltd.(b)	228	12,756
HDFC Life Insurance Co. Ltd.(b)	1,893	17,201
Hero MotoCorp Ltd.	412	20,760
Hindustan Aeronautics Ltd., NVS	556	32,360
Hindustan Unilever Ltd.	1,517	41,675
Hyundai Motor India Ltd.(a)	503	10,858
ICICI Bank Ltd.	10,394	176,298
ICICI Lombard General Insurance Co. Ltd.(b)	680	14,920
ICICI Prudential Life Insurance Co. Ltd.(b)	1,421	10,996
Indian Railway Catering & Tourism Corp. Ltd.	1,047	9,267
Indus Towers Ltd.(a)	2,675	12,021
IndusInd Bank Ltd.	608	5,812
Infosys Ltd.	8,228	150,365
ITC Ltd.	5,523	27,022
Kotak Mahindra Bank Ltd.	2,414	58,601
LTIMindtree Ltd.(b)	267	15,829
Mankind Pharma Ltd.(a)	312	9,014
Marico Ltd.	1,952	16,354
Nestle India Ltd., NVS	1,117	31,303
NMDC Ltd.	10,270	8,566
Oracle Financial Services Software Ltd.	58	5,754
Page Industries Ltd.	25	13,557
Persistent Systems Ltd., NVS	306	20,159
Petronet LNG Ltd.	2,049	7,365
PI Industries Ltd.	255	11,400
Pidilite Industries Ltd.	500	18,168
Polycab India Ltd.	146	10,236
Power Grid Corp. of India Ltd.	9,124	30,940
Reliance Industries Ltd.	7,710	128,234
SBI Life Insurance Co. Ltd.(b)	1,541	32,675
Siemens Energy India Ltd., NVS	194	5,618
Siemens Ltd.	194	7,414
Solar Industries India Ltd.	85	16,010
SRF Ltd.	117	3,915
Sun Pharmaceutical Industries Ltd.	1,804	35,416
Supreme Industries Ltd.	176	8,537
Tata Consultancy Services Ltd.	2,689	108,877
Tata Elxsi Ltd.	125	9,410
Tech Mahindra Ltd.	548	10,086
Titan Co. Ltd.	714	29,689
Torrent Pharmaceuticals Ltd.	233	8,656
Tube Investments of India Ltd.	122	4,371
UltraTech Cement Ltd.	207	27,157
Wipro Ltd.	3,100	9,057
Security	Shares	Value
India (continued)
Zydus Lifesciences Ltd.	695	$7,569
		1,687,439
Indonesia — 2.5%
Bank Central Asia Tbk PT	191,500	110,475
Bank Mandiri Persero Tbk PT	87,100	28,299
Bank Rakyat Indonesia Persero Tbk PT	237,300	64,565
		203,339
Kuwait — 0.4%
Kuwait Finance House KSCP	12,825	31,325
Malaysia — 1.5%
AMMB Holdings Bhd	6,400	7,877
CELCOMDIGI Bhd	3,900	3,409
Hong Leong Bank Bhd	2,200	10,123
Malayan Banking Bhd	6,300	14,478
Maxis Bhd	7,200	5,972
MISC Bhd	2,100	3,709
Nestle Malaysia Bhd	300	5,537
Petronas Chemicals Group Bhd	4,800	3,862
Petronas Dagangan Bhd	1,600	7,398
Petronas Gas Bhd	2,900	12,236
Press Metal Aluminium Holdings Bhd	10,700	12,668
Public Bank Bhd	35,900	36,364
Sime Darby Bhd	4,000	1,596
		125,229
Mexico — 2.4%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,098	13,580
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,060	24,371
Grupo Aeroportuario del Sureste SAB de CV, Class B	533	17,105
Grupo Carso SAB de CV, Series A1, Class A1	949	6,048
Grupo Financiero Banorte SAB de CV, Class O	2,924	25,848
Grupo Financiero Inbursa SAB de CV, Class O	4,276	10,716
Grupo Mexico SAB de CV, Series B, Class B	6,614	36,262
Industrias Penoles SAB de CV(a)	280	5,918
Kimberly-Clark de Mexico SAB de CV, Class A	1,461	2,595
Promotora y Operadora de Infraestructura SAB de CV	740	8,308
Wal-Mart de Mexico SAB de CV	13,047	42,849
		193,600
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	380	5,692
Southern Copper Corp.	291	26,471
		32,163
Philippines — 0.7%
Bank of the Philippine Islands	4,800	11,966
BDO Unibank Inc.	5,591	16,144
Jollibee Foods Corp.	1,360	5,437
Manila Electric Co.	1,300	12,815
PLDT Inc.	55	1,200
SM Prime Holdings Inc.	17,000	6,871
		54,433
Poland — 1.3%
Bank Polska Kasa Opieki SA	440	21,690
mBank SA(a)	52	11,393
Powszechna Kasa Oszczednosci Bank Polski SA	2,055	41,347
Powszechny Zaklad Ubezpieczen SA	1,339	21,875
Santander Bank Polska SA	88	11,776
		108,081
Qatar — 0.5%
Barwa Real Estate Co.	3,311	2,616
Industries Qatar QSC	2,057	6,681

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Qatar Electricity & Water Co. QSC	1,546	$6,720
Qatar Fuel QSC	1,677	6,906
Qatar Islamic Bank QPSC	3,660	21,190
		44,113
Saudi Arabia — 5.0%
Al Rajhi Bank	3,408	82,665
Arab National Bank	1,977	11,404
Arabian Internet & Communications Services Co.	88	6,172
Bank AlBilad	1,782	12,271
Bupa Arabia for Cooperative Insurance Co.	332	14,779
Co. for Cooperative Insurance (The)	248	9,172
Dr Sulaiman Al Habib Medical Services Group Co.	286	19,933
Elm Co.	89	24,319
Jarir Marketing Co.	1,638	5,615
Mouwasat Medical Services Co.	312	6,032
Riyad Bank	3,391	26,234
SABIC Agri-Nutrients Co.	503	12,845
Saudi Arabian Oil Co.(b)	14,483	96,415
Saudi Awwal Bank	2,343	21,068
Saudi Tadawul Group Holding Co.	159	7,414
Saudi Telecom Co.	4,483	50,023
		406,361
South Africa — 4.6%
Capitec Bank Holdings Ltd.	311	59,595
Clicks Group Ltd.	678	14,636
Discovery Ltd.	488	5,918
FirstRand Ltd.	13,184	54,689
Gold Fields Ltd.	2,876	65,727
Harmony Gold Mining Co. Ltd.	1,200	17,330
Impala Platinum Holdings Ltd.(a)	1,060	7,620
Kumba Iron Ore Ltd.	324	5,309
Nedbank Group Ltd.	1,022	14,521
NEPI Rockcastle NV	680	5,229
Old Mutual Ltd.	15,224	9,880
OUTsurance Group Ltd., NVS	2,771	11,703
Remgro Ltd.	1,540	13,658
Sanlam Ltd.	5,777	28,470
Standard Bank Group Ltd.	3,011	39,059
Valterra Platinum Ltd.	212	8,326
Vodacom Group Ltd.	1,760	13,502
		375,172
South Korea — 9.2%
Coway Co. Ltd.	130	8,360
DB Insurance Co. Ltd.	103	7,507
Hanmi Semiconductor Co. Ltd.	164	9,512
Hanwha Aerospace Co. Ltd.	39	22,871
HD Hyundai Electric Co. Ltd.	51	13,964
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	51	11,655
Hyundai Glovis Co. Ltd.	116	9,519
Hyundai Mobis Co. Ltd.	112	20,531
Hyundai Rotem Co. Ltd.	176	18,629
Kia Corp.	251	16,233
Korea Investment Holdings Co. Ltd.	96	7,504
Korea Zinc Co. Ltd.	10	5,272
Krafton Inc.(a)	93	24,841
KT&G Corp.	107	9,303
LG Corp.	120	6,164
LG H&H Co. Ltd.	8	1,886
LG Innotek Co. Ltd.	49	5,135
Samsung Biologics Co. Ltd.(a)(b)	30	22,424
Samsung Electronics Co. Ltd.	8,136	330,140
Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	90	$26,339
Samsung Life Insurance Co. Ltd.	195	13,954
Samsung SDI Co. Ltd.	64	7,825
Samsung SDS Co. Ltd.	37	3,482
SK Hynix Inc.	966	142,496
		745,546
Taiwan — 13.2%
Accton Technology Corp.	8,000	195,213
Acer Inc.	7,000	8,012
Catcher Technology Co. Ltd.	2,000	13,897
Compal Electronics Inc.	10,000	9,478
eMemory Technology Inc.	1,000	79,532
Fortune Electric Co. Ltd.	2,000	30,002
Global Unichip Corp.	1,000	37,819
International Games System Co. Ltd.	4,000	111,390
Realtek Semiconductor Corp.	8,000	142,651
Shin Kong Financial Holding Co. Ltd.(a)	28,000	11,188
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	382,728
Voltronic Power Technology Corp.	1,000	44,563
		1,066,473
Thailand — 1.3%
Advanced Info Service PCL, NVDR	3,400	29,573
Bangkok Dusit Medical Services PCL, NVDR	13,400	8,763
Bumrungrad Hospital PCL, NVDR	1,900	8,091
Delta Electronics Thailand PCL, NVDR	10,000	31,554
Home Product Center PCL, NVDR	14,600	3,418
PTT Exploration & Production PCL, NVDR	3,200	9,535
SCB X PCL, NVDR	2,600	9,383
Siam Cement PCL (The), NVDR	1,200	6,053
		106,370
Turkey — 0.3%
Akbank TAS	3,673	4,777
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,678	5,549
BIM Birlesik Magazalar A/S	469	5,693
Ford Otomotiv Sanayi AS	1,840	3,768
Turkcell Iletisim Hizmetleri AS	2,215	5,363
Turkiye Is Bankasi AS, Class C	10,191	2,796
		27,946
United Arab Emirates — 2.5%
Abu Dhabi Islamic Bank PJSC	5,735	29,938
ADNOC Drilling Co. PJSC	9,477	13,542
Adnoc Gas PLC	12,303	10,980
Aldar Properties PJSC	9,359	21,157
Americana Restaurants International PLC - Foreign Co.	9,564	5,312
Dubai Islamic Bank PJSC	5,600	12,576
Emaar Development PJSC	2,994	10,918
Emaar Properties PJSC	17,924	64,185
Emirates NBD Bank PJSC	5,679	34,634
		203,242
Total Common Stocks — 98.8% (Cost: $7,806,796)		8,016,976
Preferred Stocks
Brazil — 0.7%
Cia Energetica de Minas Gerais, Preference Shares, NVS	6,584	12,478
Gerdau SA, Preference Shares, NVS	1,886	5,029
Itausa SA, Preference Shares, NVS	21,126	40,889
		58,396

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	147	$4,392
Total Preferred Stocks — 0.8% (Cost: $65,136)		62,788
Total Investments — 99.6% (Cost: $7,871,932)		8,079,764
Other Assets Less Liabilities — 0.4%		32,682
Net Assets — 100.0%		$8,112,446

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$57	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,283,820	$6,733,156	$—	$8,016,976
Preferred Stocks	62,788	—	—	62,788
	$1,346,608	$6,733,156	$—	$8,079,764

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Quality Factor ETF

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company